GAIN ON SALE OF ASSETS	12 Months Ended
Dec. 31, 2021
Gain on Sale of Assets [Abstract]
GAIN ON SALE OF ASSETS	GAIN ON SALE OF ASSETSIn October 2021, we announced the sale of two older Panamax vessels, Golden Opportunity and Golden Endurer, to unrelated third parties for an aggregate sale price of $37.2 million. We recorded a gain from sale of $4.9 million and $4.9 million related to Golden Opportunity and Golden Endurer, respectively. Both vessels were delivered to their new owners in November 2021.